Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
T. Rowe Price Retirement Balanced I Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement Balanced I Fund—I Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period September 29, 2015 (commencement of operations) to May 31, 2016, the fund’s portfolio turnover rate was 12.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed, therefore the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price Funds that will be used to represent those sectors. The information in the table represents the fund’s neutral allocations. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price Funds.

Retirement Balanced I Fund
Asset Class		Sector	Neutral Allocation	I Class Fund(s)
Stocks	40.00%	Domestic Large-Cap Stocks	20.47%	Equity Index 500, Growth Stock, and/or Value
		Domestic Mid-Cap Stocks	3.20	Mid-Cap Growth, Mid-Cap Index, and/or Mid-Cap Value
		Domestic Small-Cap Stocks	2.93	New Horizons, Small-Cap Index, Small-Cap Stock, and/or Small-Cap Value
		International Developed Market Stocks	9.69	International Growth & Income, International Stock, and/or Overseas Stock
		International Emerging Market Stocks	1.71	Emerging Markets Stock
		Inflation Focused Stocks	2.00	Real Assets
Bonds	60.00	Domestic Investment-Grade Bonds	21.00	New Income
		Domestic High Yield Bonds	3.00	High Yield
		International Bonds	3.00	International Bond
		Emerging Market Bonds	3.00	Emerging Markets Bond
		Inflation Focused Bonds	30.00	Limited Duration Inflation Focused Bond

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform in comparison to other funds with a similar investment objective.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than the overall stock market and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that the prices of, and the income generated by, the debt instruments held by an underlying bond fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, underlying funds with longer weighted average maturities or durations carry greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund’s price or yield. The fund’s exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment grade, also known as junk bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that an underlying fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an underlying fund’s ability to sell a holding at a suitable price.

International investing risk This is the risk that an underlying fund’s investments in international securities may lose value because of adverse local, political, social, or economic developments overseas, or due to decreases in foreign currency values relative to the U.S. dollar. International securities tend to be more volatile and less liquid than investments in U.S. securities, and are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks are heightened for the underlying funds that focus on emerging markets. In addition to the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2015, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2015, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
T. Rowe Price Retirement Balanced I Fund-I Class | T. Rowe Price Retirement Balanced I Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	1.80%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%	[1]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.47%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 48
3 years	rr_ExpenseExampleYear03	526
5 years	rr_ExpenseExampleYear05	1,030
10 years	rr_ExpenseExampleYear10	$ 2,419

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds).
[2]	T. Rowe Price Associates, Inc. has agreed (through September 30, 2017) to pay the operating expenses of the fund’s I Class excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired funds fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.05%. The agreement may be terminated at any time beyond September 30, 2017, with approval by the fund’s Board of Directors.